GOLDMAN SACHS TRUST II

Class A, Institutional, Service,

Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date Portfolios

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated September 14, 2018 to the Summary Prospectuses,

Prospectus and Statement of Additional Information (“SAI”)

dated December 29, 2017, as supplemented to date (with respect to each Portfolio other than the Goldman Sachs Target Date 2060 Portfolio) and dated April 30, 2018, as supplemented to date (with respect to the Goldman Sachs Target Date 2060 Portfolio)

At a meeting held on August 7-8, 2018, the Board of Trustees of Goldman Sachs Trust II (the “Board”) approved the termination of Madison Asset Management, LLC as sub-adviser to the Portfolios. Effective on or about November 30, 2018 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (“GSAM”), investment adviser to the Portfolios, will provide day-to-day advice regarding the Portfolios’ investment transactions, and Raymond Chan, Managing Director, and Christopher Lvoff, Managing Director, will serve as portfolio managers for each of the Portfolios. As of the Effective Date, David Hottmann and Patrick Ryan will no longer serve as portfolio managers for the Portfolios.

At a meeting held on September 12-13, 2018, the Board also approved certain changes to the Portfolios’ principal investment strategy, including changes to the Portfolios’ glide path, to take effect on the Effective Date.

In addition, GSAM has agreed to waive a portion of its management fee for the Portfolios, such that the Portfolios’ annualized effective net management fee rates will be reduced from 0.25% to 0.19% of the Portfolios’ average daily net assets through September 14, 2019.

Accordingly, as of the Effective Date, the Portfolios’ Prospectus, Summary Prospectuses and SAI are revised as follows:

All references to David Hottmann and Patrick Ryan in the Prospectus, Summary Prospectuses and SAI are removed in their entirety.

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2020 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.85%		0.71%		0.96%	0.85%		0.85%		0.70%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.85%		0.71%		0.71%	0.85%		0.85%		0.70%
Acquired (Underlying) Fund Fees and Expenses	0.14%		0.14%		0.14%	0.14%		0.14%		0.14%
Total Annual Portfolio Operating Expenses[2]	1.49%		1.10%		1.60%	1.24%		1.74%		1.09%
Fee Waiver and Expense Limitation[3]	(0.81)%		(0.81)%		(0.81)%	(0.81)%		(0.81)%		(0.81)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.28%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2020 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$920	$1,246	$2,166
Institutional Shares	$30	$269	$528	$1,267
Service Shares	$81	$426	$794	$1,832
Investor Shares	$44	$313	$603	$1,428
Class R Shares	$95	$469	$868	$1,984
Class R6 Shares	$29	$266	$522	$1,256

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2025 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.62%		2.48%		2.73%	2.62%		2.62%		2.47%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.62%		2.48%		2.48%	2.62%		2.62%		2.47%
Acquired (Underlying) Fund Fees and Expenses	0.16%		0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Portfolio Operating Expenses[2]	3.28%		2.89%		3.39%	3.03%		3.53%		2.88%
Fee Waiver and Expense Limitation[3]	(2.60)%		(2.60)%		(2.60)%	(2.60)%		(2.60)%		(2.60)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.28%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to

0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2025 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$1,274	$1,954	$3,761
Institutional Shares	$30	$648	$1,292	$3,026
Service Shares	$81	$799	$1,540	$3,500
Investor Shares	$44	$690	$1,362	$3,161
Class R Shares	$95	$840	$1,608	$3,628
Class R6 Shares	$29	$645	$1,287	$3,016

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2030 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.67%		0.53%		0.78%	0.67%		0.67%		0.52%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.67%		0.53%		0.53%	0.67%		0.67%		0.52%
Acquired (Underlying) Fund Fees and Expenses	0.18%		0.18%		0.18%	0.18%		0.18%		0.18%
Total Annual Portfolio Operating Expenses[2]	1.35%		0.96%		1.46%	1.10%		1.60%		0.95%
Fee Waiver and Expense Limitation[3]	(0.67)%		(0.67)%		(0.67)%	(0.67)%		(0.67)%		(0.67)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.28%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2030 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$892	$1,188	$2,029
Institutional Shares	$30	$239	$465	$1,117
Service Shares	$81	$396	$734	$1,689
Investor Shares	$44	$283	$541	$1,280
Class R Shares	$95	$439	$808	$1,844
Class R6 Shares	$29	$236	$460	$1,105

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2035 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.59%		2.45%		2.70%	2.59%		2.59%		2.44%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.59%		2.45%		2.45%	2.59%		2.59%		2.44%
Acquired (Underlying) Fund Fees and Expenses	0.19%		0.19%		0.19%	0.19%		0.19%		0.19%
Total Annual Portfolio Operating Expenses[2]	3.28%		2.89%		3.39%	3.03%		3.53%		2.88%
Fee Waiver and Expense Limitation[3]	(2.60)%		(2.60)%		(2.60)%	(2.60)%		(2.60)%		(2.60)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.28%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2035 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$1,274	$1,954	$3,761
Institutional Shares	$30	$648	$1,292	$3,026
Service Shares	$81	$799	$1,540	$3,500
Investor Shares	$44	$690	$1,362	$3,161
Class R Shares	$95	$840	$1,608	$3,628
Class R6 Shares	$29	$645	$1,287	$3,016

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2040 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.77%		0.63%		0.88%	0.77%		0.77%		0.62%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.77%		0.63%		0.63%	0.77%		0.77%		0.62%
Acquired (Underlying) Fund Fees and Expenses	0.19%		0.19%		0.19%	0.19%		0.19%		0.19%
Total Annual Portfolio Operating Expenses[2]	1.46%		1.07%		1.57%	1.21%		1.71%		1.06%
Fee Waiver and Expense Limitation[3]	(0.80)%		(0.80)%		(0.80)%	(0.80)%		(0.80)%		(0.80)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.66%		0.27%		0.77%	0.41%		0.91%		0.26%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.

[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2040 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$614	$912	$1,232	$2,135
Institutional Shares	$28	$261	$512	$1,233
Service Shares	$79	$417	$779	$1,800
Investor Shares	$42	$305	$588	$1,395
Class R Shares	$93	$461	$853	$1,953
Class R6 Shares	$27	$257	$507	$1,222

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2045 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.56%		2.42%		2.67%	2.56%		2.56%		2.41%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.56%		2.42%		2.42%	2.56%		2.56%		2.41%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	3.26%		2.87%		3.37%	3.01%		3.51%		2.86%
Fee Waiver and Expense Limitation[3]	(2.59)%		(2.59)%		(2.59)%	(2.59)%		(2.59)%		(2.59)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.67%		0.28%		0.78%	0.42%		0.92%		0.27%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2045 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$615	$1,269	$1,946	$3,744
Institutional Shares	$29	$643	$1,283	$3,007
Service Shares	$80	$794	$1,531	$3,482
Investor Shares	$43	$685	$1,353	$3,143
Class R Shares	$94	$835	$1,599	$3,611
Class R6 Shares	$28	$640	$1,278	$2,997

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2050 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	1.49%		1.35%		1.60%	1.49%		1.49%		1.34%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.49%		1.35%		1.35%	1.49%		1.49%		1.34%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	2.19%		1.80%		2.30%	1.94%		2.44%		1.79%
Fee Waiver and Expense Limitation[3]	(1.53)%		(1.53)%		(1.53)%	(1.53)%		(1.53)%		(1.53)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.66%		0.27%		0.77%	0.41%		0.91%		0.26%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to

0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2050 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$614	$1,058	$1,527	$2,821
Institutional Shares	$28	$417	$831	$1,989
Service Shares	$79	$571	$1,091	$2,517
Investor Shares	$42	$460	$905	$2,140
Class R Shares	$93	$614	$1,162	$2,660
Class R6 Shares	$27	$414	$826	$1,978

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2055 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.77%		2.63%		2.88%	2.77%		2.77%		2.62%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.77%		2.63%		2.63%	2.77%		2.77%		2.62%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	3.47%		3.08%		3.58%	3.22%		3.72%		3.07%
Fee Waiver and Expense Limitation[3]	(2.82)%		(2.82)%		(2.82)%	(2.82)%		(2.82)%		(2.82)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.65%		0.26%		0.76%	0.40%		0.90%		0.25%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2055 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$613	$1,308	$2,024	$3,913
Institutional Shares	$27	$684	$1,367	$3,193
Service Shares	$78	$835	$1,613	$3,659
Investor Shares	$41	$727	$1,437	$3,326
Class R Shares	$92	$876	$1,681	$3,785
Class R6 Shares	$26	$681	$1,362	$3,184

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Portfolio” section of the Prospectus and in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus for the Goldman Sachs Target Date 2060 Portfolio is replaced in its entirety with the following:

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.52%		2.38%		2.63%	2.52%		2.52%		2.37%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.52%		2.38%		2.38%	2.52%		2.52%		2.37%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses	3.22%		2.83%		3.33%	2.97%		3.47%		2.82%
Fee Waiver and Expense Limitation[2]	(2.58)%		(2.58)%		(2.58)%	(2.58)%		(2.58)%		(2.58)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation	0.64%		0.25%		0.75%	0.39%		0.89%		0.24%

[1]	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.

[2]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least September 14, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

The table in the “Summary—Expense Example ” section of the Prospectus and the “Expense Example” section of the Summary Prospectus for the Goldman Sachs Target Date 2060 Portfolio is replaced in its entirety with the following:

	1 Year	3 Years
Class A Shares	$612	$1,258
Institutional Shares	$26	$631
Service Shares	$77	$783
Investor Shares	$40	$674
Class R Shares	$91	$824
Class R6 Shares	$25	$628

The following replaces in its entirety (i) the “Summary—Principal Strategy” section in the Prospectus for each Portfolio and the “Principal Strategy” section in the Summary Prospectus of each Portfolio, and (ii) the first five paragraphs, including the graph and table, in the “Investment Management Approach—Principal Investment Strategies—All Portfolios” section of the Prospectus:

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately the date specified in the Portfolio’s name (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range. Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
U.S. Equity	49.5%	49.5%	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%

Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%
Investment Grade Fixed Income	7.3%	7.3%	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade High Yield	0.5%	0.5%	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%

Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
Equity Tactical Allocation Ranges	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Fixed Income Tactical Allocation Ranges	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade High Yield	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

In the “Summary—Principal Risks of the Portfolio” section of each Portfolio in the Prospectus and the “Principal Risks of the Portfolio” section in the Summary Prospectus of each Portfolio “Derivatives Risk” and “Investments in Affiliated Underlying Funds” are added:

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating

Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

The following replaces in its entirety the second paragraph of the “Summary—Performance” section in the Prospectus and the “Performance” section in the Summary Prospectus for the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio and Goldman Sachs Target Date 2050 Portfolio:

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the “Summary—Portfolio Management” section of each Portfolio in the Prospectus and “Portfolio Management” section in the Summary Prospectus of each Portfolio:

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

In the table under the “Risks of the Portfolios” section of the Prospectus the following rows for “Derivatives Risk” and “Investments in Affiliated Underlying Funds” are added:

✓	Principal Risk
•	Additional Risk

	Goldman Sachs Target Date 2020 Portfolio	Goldman Sachs Target Date 2025 Portfolio	Goldman Sachs Target Date 2030 Portfolio	Goldman Sachs Target Date 2035 Portfolio	Goldman Sachs Target Date 2040 Portfolio	Goldman Sachs Target Date 2045 Portfolio	Goldman Sachs Target Date 2050 Portfolio	Goldman Sachs Target Date 2055 Portfolio	Goldman Sachs Target Date 2060 Portfolio

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investments in Affiliated Underlying Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓

Under the “Risks of the Portfolios” section of the Prospectus “Derivatives Risk” and “Investments in Affiliated Underlying Funds” are added:

Derivatives Risk—A Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk and risks arising from margin requirements, which include the risk that the Portfolio will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Derivatives may be used for both hedging and non-hedging purposes.

The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.

A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.

As investment companies registered with the SEC, the Portfolios must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC or SEC-staff approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. For more information about these practices, see Appendix A to the Prospectus.

Investments in Affiliated Underlying Funds—In managing the Portfolios, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by certain Underlying Funds for advisory, transfer agency and/or principal underwriting services provided. The portfolio managers may also be subject to conflicts of interest in allocating a Portfolio’s assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Board of Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. Other funds with similar investment strategies may perform better or worse than the Underlying Funds. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolios to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolios, that investors may regard as a more attractive investment for the Portfolios, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

The last two sentences of the second paragraph and the last bullet point of the third paragraph in the “Service Providers—Investment Adviser” section of the Prospectus are removed in their entirety.

The “Service Providers—Investment Sub-Adviser” and “Service Providers—Transaction Between the Investment Adviser and the Sub-Adviser” sections of the Prospectus are removed in their entirety.

The second and third paragraphs following the table and its related footnotes in the “Service Providers—Management Fees And Other Expenses” section of the Prospectus are removed in their entirety.

The fourth paragraph following the table and its related footnotes in the “Service Providers—Management Fees And Other Expenses” section of the Prospectus is replaced in its entirety with the following:

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Portfolios is available in the Portfolios’ annual report for the period ended August 31, 2017 (except for the Goldman Sachs Target Date 2060 Portfolio, which had not commenced operations as of August 31, 2017). A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Goldman Sachs Target Date 2060 Portfolio will be available in the Portfolios’ annual report for the period ended August 31, 2018.

The following paragraph is added immediately following the table and its related footnotes in the “Service Providers—Management Fees And Other Expenses” section of the Prospectus:

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.19% as an annual percentage of average daily net assets of each Portfolio. The Investment Adviser has also agreed to waive a portion of its management fee for each Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds. These arrangements will remain in effect through at least September 14, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The following replaces in its entirety the “Service Providers—Sub-Adviser Portfolio Manager Team” section of the Prospectus:

PORTFOLIO MANAGERS

Portfolio managers Raymond Chan, CFA and Christopher Lvoff, CFA have day-to-day management responsibility of the Portfolios.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Raymond Chan, CFA Managing Director

Portfolio Manager—

Goldman Sachs Target
Date 2020 Portfolio

Goldman Sachs Target
Date 2025 Portfolio

Goldman Sachs Target
Date 2030 Portfolio

Goldman Sachs Target
Date 2035 Portfolio

Goldman Sachs Target
Date 2040 Portfolio

Goldman Sachs Target
Date 2045 Portfolio

Goldman Sachs Target
Date 2050 Portfolio

Goldman Sachs Target
Date 2055 Portfolio

Goldman Sachs Target
Date 2060 Portfolio

		Since 2018 2018 2018 2018 2018 2018 2018 2018 2018	Mr. Chan is a portfolio manager within the Global Portfolio Solutions (“GPS”) Group in GSAM. He serves on the GPS Investment Core. He joined the Investment Adviser in 2004.
Christopher Lvoff, CFA Managing Director

Portfolio Manager—

Goldman Sachs Target
Date 2020 Portfolio

Goldman Sachs Target
Date 2025 Portfolio

Goldman Sachs Target
Date 2030 Portfolio

Goldman Sachs Target
Date 2035 Portfolio

Goldman Sachs Target
Date 2040 Portfolio

Goldman Sachs Target
Date 2045 Portfolio

Goldman Sachs Target
Date 2050 Portfolio

Goldman Sachs Target
Date 2055 Portfolio

Goldman Sachs Target
Date 2060 Portfolio

		Since 2018 2018 2018 2018 2018 2018 2018 2018 2018	Mr. Lvoff is a portfolio manager within the GPS Group in GSAM. He joined the Investment Adviser in 2007.

All other references to the Sub-Adviser in the Prospectus and Summary Prospectus of each Portfolio are revised to refer to the Investment Adviser, as appropriate.

All references to Madison Asset Management, LLC in the SAI, except prior fees paid to Madison Asset Management, LLC, are hereby deleted in their entirety.

The following is added to the end of the seventh paragraph in the “Management Services” section of the SAI:

The Investment Adviser has also agreed to waive a portion of its management fee in order to achieve an effective rate of 0.19% as an annual percentage of average daily net assets of each Portfolio. The Investment Adviser has also agreed to waive a portion of its management fee for each Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds. These arrangements will remain in effect through at least September 14, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

***

This Supplement should be retained with your Summary Prospectuses, Prospectus and SAI for future reference.

TARGDATEOPSPMSTK 09-18